Common Stock	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Common Stock

Note 6 – Common Stock

On March 10, 2015, the Company filed with the Securities Exchange Commission (“SEC”) an automatic shelf registration statement on Form S-3 (File No. 333-202633), which became effective upon filing, for the offer and sale of up to $100,000,000 of common stock from time to time in at-the-market offerings under the prospectus included therein and in accordance with the Sales Agency Agreement, dated March 10, 2015, between the Company and BNY Mellon Capital Markets, LLC (the “Equity Shelf Program”). During the twelve months ended December 31, 2016, the Company sold no shares through the continuous equity offering program. Since the start of the program in March 2015, the Company sold an aggregate of 645,225 shares of common stock under this program resulting in proceeds of $35,167,584, net of $355,228 in agent commissions. Effective January 2017, no further shares will be issued under this registration statement.

During 2016, the Company issued approximately 105,000 shares of common stock through the Stock Incentive Plan, Restricted Stock/Unit Plan, and Management Incentive Plan.